Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [text block] [Abstract]
Scheduleo of inventory
	As of December 31,
	2020	2019
Robots at warehouse	$252,411	$-
Robots in transit	242,670	-
Inventory	$495,081	$-